Financial Instruments - Assets and Liabilities related to Foreign Currency Risk (Detail) - Foreign currency risk [Member] - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	$ 2,962	$ 2,044
Foreign currency denominated monetary liabilities	1,216	1,030
Derivatives assets	0	0
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	57	68
Foreign currency denominated monetary liabilities	1,039	675
Derivatives assets	1	0
Derivatives liabilities	2	0
SGD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	1,075	920
Foreign currency denominated monetary liabilities	1,739	1,864
RMB [Member]
Disclosure of detailed information about financial instruments [Line Items]
Foreign currency denominated monetary assets	176	155
Foreign currency denominated monetary liabilities	$ 41	$ 38